Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2011
Long-Term Employee Benefit Liabilities [Abstract]
LONG-TERM EMPLOYEE BENEFIT LIABILITIES

16. LONG-TERM EMPLOYEE BENEFIT LIABILITIES

Long-term employee benefit liabilities consist of:

	0000000	0000000	0000000
	2011	2010	2009

Defined benefit pension plans and other [a]	$143	$97	$110
Termination and long service arrangements [b]	229	212	184
Retirement medical benefits plans [c]	37	34	34
Other long-term employee benefits	10	13	11

Long-term employee benefit obligations	$419	$356	$339

[a]	Defined benefit pension plans

The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Discount rate	4.7%	5.5%	5.8%
Rate of compensation increase	2.8%	2.6%	3.6%

Net periodic benefit cost
Discount rate	5.2%	5.9%	6.3%
Rate of compensation increase	2.7%	3.5%	3.6%
Expected return on plan assets	7.1%	7.7%	7.4%

Information about the Company’s defined benefit pension plans is as follows:

	00000000	00000000	00000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$352	$330	$274
Current service cost	11	11	9
Interest cost	19	18	16
Actuarial losses (gains) and changes in actuarial assumptions	42	(5)	32
Benefits paid	(14)	(17)	(14)
Special termination benefit	1	8	—
Acquisition	—	5	—
Divestitures	(3)	—	—
Currency translation	(5)	2	13

End of year	403	352	330

Plan assets at fair value
Beginning of year	253	218	176
Return on plan assets	—	25	37
Employer contributions	24	21	13
Benefits paid	(14)	(15)	(13)
Settlement	—	—	(5)
Currency translation	(4)	4	10

End of year	259	253	218

Ending funded status	$144	$99	$112

Amounts recorded in the consolidated balance sheet
Non-current asset	$(1)	$—	$—
Current liability	2	2	2
Non-current liability	143	97	110

Net amount	$144	$99	$112

Amounts recorded in accumulated other comprehensive income Unrecognized actuarial losses	$(101)	$(42)	$(57)

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	2011	2010	2009

Net periodic benefit cost
Current service cost	$11	$11	$9
Interest cost	19	18	16
Return on plan assets	(19)	(17)	(14)
Actuarial losses	1	2	2
Special termination benefit	1	8	—

Net periodic benefit cost	$13	$22	$13

[b]	Termination and long service arrangements

Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service. All lump sum termination and long service payment arrangements are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

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	2011	2010	2009

Discount rate	5.4%	4.9%	6.2%
Rate of compensation increase	4.0%	3.9%	4.1%

Information about the Company’s termination and long service arrangements is as follows:

	000000	000000	000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$220	$190	$188
Current service cost	14	13	13
Interest cost	10	11	12
Actuarial losses (gains) and changes in actuarial assumptions	14	33	(4)
Benefits paid	(11)	(12)	(25)
Divestitures	—	(3)	—
Currency translation	(10)	(12)	6

Ending funded status	$237	$220	$190

Amounts recorded in the consolidated balance sheet
Current liability	$8	$8	$6
Non-current liability	229	212	184

Net amount	$237	$220	$190

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(45)	$(41)	$(16)

	0000000	0000000	0000000
	2011	2010	2009

Net periodic benefit cost
Current service cost	$14	$13	$13
Interest cost	10	11	12
Actuarial losses	6	5	4

Net periodic benefit cost	$30	$29	$29

[c]	Retirement medical benefits plans

Historically, the Company sponsored a retirement medical benefits plan that covered eligible employees and retirees. Retirees age 60 or older with 10 or more years of service were eligible for benefits, and existing retirees as at August 1, 2000 that met the above criteria were also eligible for benefits. Benefits were capped based on years of service. During 2009, the Company amended these plans such that substantially all employees retiring on or after August 1, 2009 would no longer participate in the plan and a curtailment gain was recorded during 2009.

In addition, the Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	00000000	00000000	00000000
	2011	2010	2009

Retirement medical benefit obligations	4.2%	5.4%	5.7%
Net periodic benefit cost	5.4%	5.7%	6.0%
Health care cost inflation	9.2%	9.2%	9.3%

Information about the Company’s retirement medical benefits plans are as follows:

	0000000	0000000	0000000
	2011	2010	2009

Projected benefit obligation
Beginning of year	$36	$36	$66
Current service cost	—	—	1
Interest cost	2	2	3
Actuarial losses and changes in actuarial assumptions	4	1	3
Benefits paid	(3)	(3)	(3)
Curtailment	—	—	(36)
Currency translation	—	—	2

Ending funded status	$39	$36	$36

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	37	34	34

Net amount	$39	$36	$36

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$3	$4	$3
Unrecognized actuarial gains	12	18	20

Total accumulated other comprehensive income	$15	$22	$23

	000000011	000000011	000000011	000000011
		2011	2010	2009

Net periodic benefit cost
Current service cost		$ —	$ —	$ 1
Interest cost		2	2	3
Actuarial (gains) losses		(1)	(1)	2
Past service cost amortization		(1)	—	—
Curtailment gain [note 4]		—	—	(26)

Net periodic benefit cost		$ —	$ 1	$ (20)

The effect of a one-percentage point increase or decrease in health care trend rates would not have a significant impact on the Company’s income.

[d]	Future benefit payments

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	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions - 2012	$17	$8	$2	$27

Expected benefit payments:
2012	$16	$8	$2	$26
2013	14	8	2	24
2014	14	10	3	27
2015	14	11	3	28
2016	14	12	3	29
Thereafter	81	88	12	181

	$153	$137	$25	$315

[e]	Plan assets

The asset allocation of the Company’s defined benefit pension plans at December 31, 2011 and 2010, and the target allocation for 2012 is as follows:

	2012	2011	2010

Equity securities	55-75%	60%	50%
Fixed income securities	25-45%	39%	21%
Cash and cash equivalents	0-15%	1%	29%

	100%	100%	100%

The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.